Long - Term Debt - Credit Facilities 6 (Details) - $9.0 Million Chailease Credit Facility [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Line of credit facility issuance date	Feb. 26, 2020
Line of credit facility maximum borrowing capacity	$ 9,000
Outstanding amount	$ 7,596	$ 0
Line of Credit Facility, Interest Rate Description	LIBOR plus a margin
Loan margin percentage	4.20%
36 Installments [Member]
Line of Credit Facility, Periodic Payment	$ 156
Line of Credit Facility, Frequency of Payments	monthly
24 Installments [Member]
Line of Credit Facility, Periodic Payment	$ 86
Line of Credit Facility, Frequency of Payments	monthly
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 1,314